UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23145

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 56.3%
Security	Shares	Value

Aerospace & Defense — 0.4%

CAE, Inc.	56,159	$1,306,199

		$1,306,199

Auto Components — 0.0%(1)

Nokian Renkaat Oyj	1,374	$46,056

		$46,056

Automobiles — 0.6%

Bayerische Motoren Werke AG	15,812	$1,348,897

Daimler AG	6,733	441,927

		$1,790,824

Banks — 4.3%

Banco Santander SA	258,931	$1,312,618

Bank of America Corp.	43,301	1,324,145

BNP Paribas SA	8,124	432,466

Canadian Imperial Bank of Commerce	18,227	1,534,812

Citigroup, Inc.	27,385	1,936,119

Credit Agricole SA	31,910	438,190

ING Groep NV	71,556	913,056

Intesa Sanpaolo SpA	170,600	446,975

KeyCorp	74,813	1,312,968

Societe Generale SA	30,466	966,123

UniCredit SpA	57,320	793,544

Unione di Banche Italiane SpA	141,152	440,660

Wells Fargo & Co.	33,371	1,615,490

		$13,467,166

Beverages — 1.6%

Anheuser-Busch InBev SA/NV	12,384	$1,101,026

Coca-Cola Co. (The)	40,951	2,009,056

Diageo PLC	42,246	1,780,995

		$4,891,077

Biotechnology — 0.3%

CSL, Ltd.	6,894	$966,965

		$966,965

Building Products — 0.6%

Assa Abloy AB, Class B	82,442	$1,762,409

		$1,762,409

Security	Shares	Value

Capital Markets — 1.6%

Azimut Holding SpA	23,407	$473,327

Natixis SA	162,548	957,853

TD Ameritrade Holding Corp.	19,925	1,047,657

UBS Group AG	179,766	2,410,564

		$4,889,401

Chemicals — 1.5%

BASF SE	17,790	$1,452,392

Covestro AG(2)	21,530	1,183,022

Ecolab, Inc.	5,069	933,101

Sika AG	8,061	1,235,123

		$4,803,638

Construction & Engineering — 0.6%

Abengoa SA, Class A(3)	36,194	$1,112

Abengoa SA, Class B(3)	374,261	5,650

Bouygues SA	52,021	1,958,194

		$1,964,956

Consumer Finance — 1.2%

Capital One Financial Corp.	14,525	$1,348,356

Discover Financial Services	14,279	1,163,595

Navient Corp.	47,590	642,941

OneMain Holdings, Inc.(3)	18,475	627,596

		$3,782,488

Diversified Financial Services — 0.6%

ORIX Corp.	141,903	$2,010,174

		$2,010,174

Diversified Telecommunication Services — 0.3%

Swisscom AG	696	$324,304

Telefonica Deutschland Holding AG(2)	137,413	446,226

		$770,530

Electric Utilities — 1.4%

EDP-Energias de Portugal SA	66,712	$253,150

Iberdrola SA	156,701	1,424,003

NextEra Energy, Inc.	14,064	2,734,604

		$4,411,757

Electrical Equipment — 2.4%

ABB, Ltd.	69,023	$1,419,714

Legrand SA	30,706	2,258,515

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment (continued)

Melrose Industries PLC	1,262,370	$3,340,166

Signify NV(2)	16,395	492,005

		$7,510,400

Electronic Equipment, Instruments & Components — 0.9%

CDW Corp.	9,466	$999,610

Keyence Corp.	2,934	1,833,144

		$2,832,754

Entertainment — 1.2%

Activision Blizzard, Inc.	18,011	$868,310

Walt Disney Co. (The)	22,142	3,032,790

		$3,901,100

Equity Real Estate Investment Trusts (REITs) — 1.2%

American Tower Corp.	14,088	$2,751,386

Equity Residential	11,828	903,896

		$3,655,282

Food Products — 1.0%

Mondelez International, Inc., Class A	33,646	$1,710,899

Nestle SA	15,963	1,536,880

		$3,247,779

Health Care Equipment & Supplies — 2.1%

Baxter International, Inc.	19,945	$1,521,803

Boston Scientific Corp.(3)	39,132	1,452,580

Danaher Corp.	13,216	1,750,327

Intuitive Surgical, Inc.(3)	2,608	1,331,723

Straumann Holding AG	769	621,483

		$6,677,916

Health Care Providers & Services — 0.4%

Anthem, Inc.	4,826	$1,269,383

		$1,269,383

Hotels, Restaurants & Leisure — 0.4%

Compass Group PLC	54,216	$1,233,623

		$1,233,623

Household Products — 0.3%

Reckitt Benckiser Group PLC	13,355	$1,080,505

		$1,080,505

Security	Shares	Value

Insurance — 4.7%

AIA Group, Ltd.	91,861	$940,605

Allianz SE	6,259	1,512,889

Assicurazioni Generali SpA	23,344	452,921

Aviva PLC	228,400	1,282,723

AXA SA	86,682	2,311,510

Chubb, Ltd.	10,299	1,495,415

Muenchener Rueckversicherungs-Gesellschaft AG	9,205	2,290,699

Prudential PLC	61,605	1,399,750

Sampo Oyj, Class A	14,949	684,487

SCOR SE	10,312	420,983

Swiss Re AG	18,279	1,759,862

Zurich Insurance Group AG	769	245,132

		$14,796,976

Interactive Media & Services — 2.5%

Alphabet, Inc., Class C(3)(4)	4,499	$5,346,972

Facebook, Inc., Class A(3)	12,835	2,482,289

		$7,829,261

Internet & Direct Marketing Retail — 1.6%

Amazon.com, Inc.(3)(4)	2,529	$4,872,169

		$4,872,169

IT Services — 0.7%

Amadeus IT Group SA	10,779	$859,050

Visa, Inc., Class A	8,973	1,475,430

		$2,334,480

Leisure Products — 0.5%

Yamaha Corp.	29,813	$1,547,963

		$1,547,963

Life Sciences Tools & Services — 0.4%

Lonza Group AG	3,849	$1,188,683

		$1,188,683

Machinery — 3.5%

Atlas Copco AB, Class A	29,268	$913,580

Fortive Corp.	14,920	1,288,193

Gardner Denver Holdings, Inc.(3)	42,140	1,422,225

ITT, Inc.	27,334	1,655,074

MISUMI Group, Inc.	34,351	896,942

Stanley Black & Decker, Inc.	12,673	1,857,862

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)

Volvo AB, Class B	66,237	$1,061,542

Xylem, Inc.	21,722	1,811,615

		$10,907,033

Metals & Mining — 1.0%

Rio Tinto, Ltd.	27,959	$1,884,502

SSAB AB, Class A	346,358	1,308,557

		$3,193,059

Multi-Utilities — 1.1%

CMS Energy Corp.	35,974	$1,998,356

E.ON SE	40,937	440,143

Veolia Environnement SA	43,165	1,020,959

		$3,459,458

Oil, Gas & Consumable Fuels — 2.5%

BP PLC	173,643	$1,262,679

ConocoPhillips	19,019	1,200,479

EOG Resources, Inc.	18,178	1,745,997

Exxon Mobil Corp.	23,174	1,860,409

Phillips 66	19,492	1,837,511

		$7,907,075

Paper & Forest Products — 0.1%

UPM-Kymmene Oyj	13,647	$385,320

		$385,320

Personal Products — 0.6%

Unilever PLC	29,342	$1,778,568

		$1,778,568

Pharmaceuticals — 3.4%

Bayer AG	18,954	$1,261,101

Eli Lilly & Co.	13,034	1,525,499

GlaxoSmithKline PLC	89,332	1,835,167

Johnson & Johnson	12,320	1,739,584

Novo Nordisk A/S, Class B	23,403	1,146,619

Sanofi	13,915	1,214,074

Zoetis, Inc.	19,016	1,936,589

		$10,658,633

Professional Services — 1.0%

Randstad NV	5,767	$329,822

Recruit Holdings Co., Ltd.	48,744	1,467,870

Security	Shares	Value

Professional Services (continued)

Verisk Analytics, Inc.(3)	8,857	$1,250,077

		$3,047,769

Semiconductors & Semiconductor Equipment — 1.2%

ASML Holding NV	13,575	$2,834,606

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,989	788,278

		$3,622,884

Software — 1.5%

Microsoft Corp.	36,771	$4,802,293

		$4,802,293

Specialty Retail — 1.8%

Industria de Diseno Textil SA	66,184	$2,003,959

Lowe’s Cos., Inc.	9,545	1,079,921

Tiffany & Co.	8,279	892,642

TJX Cos., Inc. (The)	17,553	963,309

Ulta Beauty, Inc.(3)	2,072	723,087

		$5,662,918

Technology Hardware, Storage & Peripherals — 1.0%

Apple, Inc.(4)	15,031	$3,016,271

		$3,016,271

Textiles, Apparel & Luxury Goods — 1.3%

adidas AG	4,976	$1,281,758

HUGO BOSS AG	6,361	444,470

LVMH Moet Hennessy Louis Vuitton SE	4,065	1,595,988

Samsonite International SA(2)	244,805	702,095

		$4,024,311

Thrifts & Mortgage Finance — 0.2%

MGIC Investment Corp.(3)	36,063	$527,962

		$527,962

Wireless Telecommunication Services — 0.8%

Freenet AG	20,360	$478,362

Tele2 AB, Class B	146,295	1,954,433

		$2,432,795

Total Common Stocks (identified cost $155,823,712)		$176,268,263

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.9%
Security	Shares	Value

Banks — 0.2%

Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(5)	1,115	$118,190

IBERIABANK Corp., Series C, 6.60% to 5/1/26(5)	13,000	345,410

Wells Fargo & Co., Series Y, 5.625%	4,650	119,133

		$582,733

Equity Real Estate Investment Trusts (REITs) — 0.1%

CBL & Associates Properties, Inc., Series D, 7.375%	19,100	$148,789

SITE Centers Corp., Series A, 6.375%	10,450	266,162

SITE Centers Corp., Series K, 6.25%	1,950	49,920

		$464,871

Food Products — 0.2%

Dairy Farmers of America, Inc., 7.875%(2)	4,700	$470,996

Ocean Spray Cranberries, Inc., 6.25%(2)	540	47,790

		$518,786

Independent Power and Renewable Electricity Producers — 0.1%

Algonquin Power & Utilities Corp., 6.875% to 10/17/23(5)	14,767	$395,460

		$395,460

Multi-Utilities — 0.1%

DTE Energy Co., Series C, 5.25%	9,407	$237,809

		$237,809

Oil, Gas & Consumable Fuels — 0.2%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	23,750	$490,200

		$490,200

Pipelines — 0.0%(1)

Enbridge, Inc., Series B, 6.375% to 4/15/23(5)	2,300	$60,789

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	2,970	73,864

		$134,653

Total Preferred Stocks (identified cost $3,151,772)		$2,824,512

Corporate Bonds & Notes — 35.9%
Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.5%

BWX Technologies, Inc., 5.375%, 7/15/26(2)		215	$220,375

TransDigm UK Holdings PLC, 6.875%, 5/15/26(2)		200	201,500

TransDigm, Inc., 6.25%, 3/15/26(2)		419	437,331

TransDigm, Inc., 6.375%, 6/15/26		110	110,687

TransDigm, Inc., 6.50%, 5/15/25		30	30,413

TransDigm, Inc., 7.50%, 3/15/27(2)		605	625,419

			$1,625,725

Auto Components — 0.9%

Dometic Group AB, 3.00%, 5/8/26(6)(7)	EUR	665	$739,152

Garrett LX I S.a.r.l./Garrett Borrowing, LLC, 5.125%, 10/15/26(6)	EUR	275	303,443

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(6)	EUR	881	1,016,465

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(2)		824	852,840

			$2,911,900

Automobiles — 0.1%

General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(5)(8)		400	$374,686

			$374,686

Banks — 1.8%

Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(5)(8)		200	$182,428

Bank of America Corp., Series FF, 5.875% to 3/15/28(5)(8)		220	227,527

Barclays PLC, 7.75% to 9/15/23(5)(8)		495	512,023

CIT Group, Inc., 6.125%, 3/9/28		105	117,206

Citigroup, Inc., 5.95% to 1/30/23(5)(8)		125	129,830

Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(8)		195	202,925

Citigroup, Inc., Series T, 6.25% to 8/15/26(5)(8)		196	210,137

Credit Agricole SA, 6.875% to 9/23/24(2)(5)(8)		200	208,622

Credit Suisse Group AG, 7.50% to 7/17/23(2)(5)(8)		208	218,273

Danske Bank A/S, 7.00% to 6/26/25(5)(6)(8)		200	193,416

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(5)(8)		220	223,023

Fifth Third Bancorp, Series H, 5.10% to 6/30/23(5)(8)		460	453,314

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(5)(8)		215	238,317

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(8)		598	635,749

Lloyds Banking Group PLC, 7.50% to 9/27/25(5)(8)		400	415,450

Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(5)(8)		389	424,496

Societe Generale SA, 6.75% to 4/6/28(2)(5)(8)		210	203,887

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Banks (continued)

Societe Generale SA, 7.375% to 10/4/23(2)(5)(8)		200	$203,628

UniCredit SpA, 8.00% to 6/3/24(5)(6)(8)		610	589,437

Zions Bancorporation, Series I, 5.80% to 6/15/23(5)(8)		88	85,856

			$5,675,544

Biotechnology — 0.4%

Grifols S.A., 3.20%, 5/1/25(6)	EUR	1,075	$1,233,293

			$1,233,293

Building Products — 0.6%

Builders FirstSource, Inc., 5.625%, 9/1/24(2)		125	$125,781

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(2)		1,000	1,035,000

Standard Industries, Inc., 5.50%, 2/15/23(2)		94	95,645

Standard Industries, Inc., 6.00%, 10/15/25(2)		525	550,704

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		74	75,172

			$1,882,302

Capital Markets — 0.5%

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(8)		450	$437,272

Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(6)	GBP	950	1,295,785

			$1,733,057

Casino & Gaming — 0.3%

Cinemark USA, Inc., 4.875%, 6/1/23		430	$435,521

GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	30,602

GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	116,441

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(2)		287	301,709

			$884,273

Chemicals — 1.4%

Chemours Co. (The), 4.00%, 5/15/26	EUR	850	$996,264

Chemours Co. (The), 7.00%, 5/15/25		130	137,800

INEOS Finance PLC, 2.875%, 5/1/26(6)	EUR	860	961,586

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(2)		195	182,325

OCI N.V., 6.625%, 4/15/23(2)		555	580,807

SPCM SA, 4.875%, 9/15/25(2)		200	196,000

Tronox Finance PLC, 5.75%, 10/1/25(2)		220	215,600

Tronox, Inc., 6.50%, 4/15/26(2)		103	104,288

Security		Principal Amount* (000’s omitted)	Value

Chemicals (continued)

Valvoline, Inc., 5.50%, 7/15/24		45	$46,350

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(2)		115	108,962

W.R. Grace & Co., 5.125%, 10/1/21(2)		750	780,000

			$4,309,982

Commercial Services & Supplies — 1.9%

Advanced Disposal Services, Inc., 5.625%, 11/15/24(2)		170	$179,350

Clean Harbors, Inc., 5.125%, 6/1/21		400	401,500

Covanta Holding Corp., 5.875%, 3/1/24		500	515,625

Covanta Holding Corp., 5.875%, 7/1/25		95	97,731

GFL Environmental, Inc., 5.375%, 3/1/23(2)		270	263,925

GFL Environmental, Inc., 8.50%, 5/1/27(2)		357	372,619

IPD 3 B.V., 4.50%, 7/15/22(6)	EUR	125	144,225

KAR Auction Services, Inc., 5.125%, 6/1/25(2)		231	232,155

La Financiere Atalian SA, 5.125%, 5/15/25(6)	EUR	674	568,859

Loxam SAS, 2.875%, 4/15/26(6)	EUR	475	532,774

Loxam SAS, 4.50%, 4/15/27(6)	EUR	450	508,354

Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(2)		203	214,332

ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	582,313

Team Health Holdings, Inc., 6.375%, 2/1/25(2)		104	88,920

Tervita Escrow Corp., 7.625%, 12/1/21(2)		326	331,705

TMS International Corp., 7.25%, 8/15/25(2)		210	206,325

Verisure Holding AB, 3.50%, 5/15/23(6)	EUR	540	630,917

Waste Pro USA, Inc., 5.50%, 2/15/26(2)		105	105,000

			$5,976,629

Communications Equipment — 0.4%

CommScope Technologies, LLC, 5.00%, 3/15/27(2)		628	$587,965

CommScope Technologies, LLC, 6.00%, 6/15/25(2)		124	126,406

Riverbed Technology, Inc., 8.875%, 3/1/23(2)		630	441,000

Sprint Communications, Inc., 6.00%, 11/15/22		75	75,656

Western Digital Corp., 4.75%, 2/15/26		177	171,247

			$1,402,274

Construction & Engineering — 0.0%(1)

Abengoa Abenewco 2 SAU, 1.50%, (0.00% Cash and 1.50% PIK), 4/26/24(2)		157	$1,847

			$1,847

Consumer Finance — 0.4%

CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	895	$1,178,490

William Carter Co. (The), 5.625%, 3/15/27(2)		144	149,400

			$1,327,890

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Containers & Packaging — 0.3%

Berry Global, Inc., 4.50%, 2/15/26(2)		135	$131,288

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(2)		120	121,891

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	486,613

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(2)		140	144,987

			$884,779

Distributors — 0.4%

Parts Europe SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(6)(9)	EUR	662	$744,021

Parts Europe SA, 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(6)(9)	EUR	340	383,770

			$1,127,791

Diversified Consumer Services — 0.3%

Carriage Services, Inc., 6.625%, 6/1/26(2)		170	$175,950

Laureate Education, Inc., 8.25%, 5/1/25(2)		745	810,187

			$986,137

Diversified Financial Services — 1.0%

Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(2)		350	$364,605

Cadence Financial Corp., 4.875%, 6/28/19(2)		371	370,987

Credito Real SAB de CV SOFOM ENR, 9.50%, 2/7/26(2)		200	216,350

DAE Funding, LLC, 4.50%, 8/1/22(2)		155	156,938

DAE Funding, LLC, 5.00%, 8/1/24(2)		255	263,287

Hulk Finance Corp., 7.00%, 6/1/26(2)		115	112,413

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	118,770

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	125,400

Louvre Bidco SAS, 4.25%, 9/30/24(6)	EUR	615	685,687

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(2)		340	354,827

Unifin Financiera SAB de CV SOFOM ENR, 8.875% to 1/29/25(2)(5)(8)		210	190,575

West Corp., 8.50%, 10/15/25(2)		284	251,695

			$3,211,534

Diversified Telecommunication Services — 0.3%

CenturyLink, Inc., 7.50%, 4/1/24		55	$59,228

Level 3 Financing, Inc., 5.25%, 3/15/26		90	91,604

Level 3 Financing, Inc., 5.375%, 1/15/24		35	35,525

Security		Principal Amount* (000’s omitted)	Value

Diversified Telecommunication Services (continued)

Level 3 Parent, LLC, 5.75%, 12/1/22		50	$50,547

Telecom Italia SpA, 4.00%, 4/11/24(6)	EUR	520	612,445

			$849,349

Electric Utilities — 0.8%

AES Corp. (The), 5.50%, 4/15/25		14	$14,567

AES Corp. (The), 6.00%, 5/15/26		45	47,813

Drax Finco PLC, 6.625%, 11/1/25(2)		800	810,000

Guala Closures SpA, 3.50%, (3 mo. EURIBOR + 3.50%), 4/15/24(6)(9)	EUR	265	300,925

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(2)		95	95,665

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(2)		150	147,937

Pacific Gas & Electric Co., 4.25%, 3/15/46(10)		85	76,713

Pattern Energy Group, Inc., 5.875%, 2/1/24(2)		60	62,113

Resideo Funding, Inc., 6.125%, 11/1/26(2)		107	111,012

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)		262	267,360

TerraForm Power Operating, LLC, 4.25%, 1/31/23(2)		95	94,406

TerraForm Power Operating, LLC, 5.00%, 1/31/28(2)		145	143,550

TerraForm Power Operating, LLC, 6.625%, 6/15/25(2)		90	94,387

Vistra Energy Corp., 8.125%, 1/30/26(2)		190	207,575

			$2,474,023

Electronic Equipment, Instruments & Components — 0.2%

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(6)	EUR	630	$730,630

			$730,630

Entertainment — 0.4%

EIG Investors Corp., 10.875%, 2/1/24		480	$515,400

Golden Entertainment, Inc., 7.625%, 4/15/26(2)		100	100,500

Netflix, Inc., 5.875%, 11/15/28		300	317,250

Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		369	376,841

			$1,309,991

Equity Real Estate Investment Trusts (REITs) — 0.2%

Equinix, Inc., 5.375%, 5/15/27		115	$122,027

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	99,250

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	211,000

SBA Communications Corp., 4.00%, 10/1/22		150	151,500

SBA Communications Corp., 4.875%, 9/1/24		55	56,066

			$639,843

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Products — 0.4%

Dole Food Co., Inc., 7.25%, 6/15/25(2)	225	$210,375

Post Holdings, Inc., 5.00%, 8/15/26(2)	85	85,000

Post Holdings, Inc., 5.50%, 3/1/25(2)	190	195,225

Post Holdings, Inc., 5.625%, 1/15/28(2)	175	177,723

US Foods, Inc., 5.875%, 6/15/24(2)	510	523,387

		$1,191,710

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(5)(8)	230	$231,003

		$231,003

Health Care Equipment & Supplies — 1.3%

Centene Corp., 4.75%, 1/15/25	300	$305,100

Centene Corp., 5.375%, 6/1/26(2)	445	465,581

Centene Corp., 5.625%, 2/15/21	90	91,575

Centene Corp., 6.125%, 2/15/24	340	356,575

Hologic, Inc., 4.375%, 10/15/25(2)	70	69,694

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(2)	437	446,833

Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(2)	280	286,230

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(2)	390	423,111

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(2)	1,103	1,111,493

Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(2)(11)	388	387,515

		$3,943,707

Health Care Providers & Services — 0.9%

Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(2)(11)	185	$186,156

HCA, Inc., 5.00%, 3/15/24	110	116,587

HCA, Inc., 5.375%, 9/1/26	270	285,525

HCA, Inc., 5.625%, 9/1/28	330	352,275

HCA, Inc., 5.875%, 2/15/26	750	807,892

HCA, Inc., 5.875%, 2/1/29	190	204,725

Tenet Healthcare Corp., 6.00%, 10/1/20	135	140,063

Tenet Healthcare Corp., 6.75%, 6/15/23	260	266,175

WellCare Health Plans, Inc., 5.25%, 4/1/25	318	329,527

WellCare Health Plans, Inc., 5.375%, 8/15/26(2)	261	273,998

		$2,962,923

Security		Principal Amount* (000’s omitted)	Value

Hotels, Restaurants & Leisure — 1.5%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(2)		325	$320,938

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(2)		504	500,850

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(2)		157	153,860

Eldorado Resorts, Inc., 6.00%, 4/1/25		220	228,258

Eldorado Resorts, Inc., 6.00%, 9/15/26		7	7,298

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(2)		490	514,500

Golden Nugget, Inc., 6.75%, 10/15/24(2)		430	440,750

Golden Nugget, Inc., 8.75%, 10/1/25(2)		295	309,750

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(2)		342	370,642

Merlin Entertainments PLC, 5.75%, 6/15/26(2)		200	208,200

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(2)		101	106,429

MGM Resorts International, 5.75%, 6/15/25		240	255,000

NCL Corp., Ltd., 4.75%, 12/15/21(2)		121	122,640

Scientific Games International, Inc., 10.00%, 12/1/22		229	241,881

Viking Cruises, Ltd., 5.875%, 9/15/27(2)		730	728,175

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(2)		123	120,386

			$4,629,557

Household Products — 0.6%

Central Garden & Pet Co., 5.125%, 2/1/28		50	$47,625

Central Garden & Pet Co., 6.125%, 11/15/23		235	246,750

Energizer Holdings, Inc., 6.375%, 7/15/26(2)		165	170,723

Energizer Holdings, Inc., 7.75%, 1/15/27(2)		147	159,679

Monitchem HoldCo 2 SA, 6.875%, 6/15/22(6)	EUR	641	691,080

Monitchem HoldCo 3 SA, 5.25%, 6/15/21(6)	EUR	300	338,997

Spectrum Brands, Inc., 5.75%, 7/15/25		120	123,150

			$1,778,004

Independent Power and Renewable Electricity Producers — 0.2%

Calpine Corp., 5.25%, 6/1/26(2)		150	$150,750

Calpine Corp., 5.50%, 2/1/24		45	44,831

NRG Energy, Inc., 5.75%, 1/15/28		210	223,171

NRG Energy, Inc., 7.25%, 5/15/26		350	382,375

			$801,127

Industrial Conglomerates — 0.0%(1)

Hillman Group, Inc. (The), 6.375%, 7/15/22(2)		110	$102,300

			$102,300

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Insurance — 0.7%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(2)		560	$578,200

Ardonagh Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	910	998,541

Hub International, Ltd., 7.00%, 5/1/26(2)		415	419,669

USI, Inc., 6.875%, 5/1/25(2)		169	168,789

			$2,165,199

Internet & Direct Marketing Retail — 0.3%

eDreams Odigeo SA, 5.50%, 9/1/23(6)	EUR	705	$806,397

			$806,397

Machinery — 0.3%

Cloud Crane, LLC, 10.125%, 8/1/24(2)		190	$204,725

Colfax Corp., 6.00%, 2/15/24(2)		83	86,528

Colfax Corp., 6.375%, 2/15/26(2)		136	144,160

Navistar International Corp., 6.625%, 11/1/25(2)		445	456,125

			$891,538

Media — 2.8%

Altice France SA, 7.375%, 5/1/26(2)		455	$462,109

Altice France SA, 8.125%, 2/1/27(2)		450	471,375

Altice Luxembourg SA, 7.75%, 5/15/22(2)		705	719,981

AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	451,873

Cablevision Systems Corp., 5.875%, 9/15/22		50	52,125

Cablevision Systems Corp., 8.00%, 4/15/20		70	73,100

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(2)		1,130	1,183,347

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(2)		49	52,859

CSC Holdings, LLC, 5.50%, 5/15/26(2)		200	205,875

CSC Holdings, LLC, 6.75%, 11/15/21		500	536,250

CSC Holdings, LLC, 7.50%, 4/1/28(2)		200	219,250

CSC Holdings, LLC, 10.875%, 10/15/25(2)		422	486,355

DISH DBS Corp., 7.75%, 7/1/26		95	85,263

Gray Television, Inc., 7.00%, 5/15/27(2)		12	12,986

McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(2)		87	74,711

MDC Partners, Inc., 6.50%, 5/1/24(2)		221	187,850

Pinewood Finance Co., Ltd., 3.75%, 12/1/23(6)	GBP	350	465,006

Sirius XM Radio, Inc., 5.00%, 8/1/27(2)		218	220,605

Sirius XM Radio, Inc., 6.00%, 7/15/24(2)		500	518,125

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25(2)		1,100	1,130,250

Security		Principal Amount* (000’s omitted)	Value

Media (continued)

UPC Holding B.V., 5.50%, 1/15/28(2)		47	$47,588

Ziggo B.V., 4.25%, 1/15/27(6)	EUR	870	1,020,538

			$8,677,421

Metals & Mining — 1.9%

Alcoa Nederland Holding B.V., 6.125%, 5/15/28(2)		250	$260,625

Alcoa Nederland Holding B.V., 7.00%, 9/30/26(2)		770	833,525

Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	465,750

Allegheny Technologies, Inc., 5.95%, 1/15/21		50	51,250

BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(2)(5)		270	304,213

Bombardier, Inc., 6.00%, 10/15/22(2)		637	640,583

Bombardier, Inc., 6.125%, 1/15/23(2)		168	168,210

Bombardier, Inc., 7.875%, 4/15/27(2)		194	195,455

Centennial Resource Production, LLC, 5.375%, 1/15/26(2)		320	316,000

Eldorado Gold Corp., 6.125%, 12/15/20(2)		587	585,532

First Quantum Minerals, Ltd., 6.875%, 3/1/26(2)		200	187,000

First Quantum Minerals, Ltd., 7.00%, 2/15/21(2)		19	19,392

First Quantum Minerals, Ltd., 7.25%, 4/1/23(2)		346	342,972

First Quantum Minerals, Ltd., 7.50%, 4/1/25(2)		369	357,930

Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	74,719

Freeport-McMoRan, Inc., 5.45%, 3/15/43		253	229,597

Hudbay Minerals, Inc., 7.25%, 1/15/23(2)		115	119,744

Novelis Corp., 5.875%, 9/30/26(2)		180	183,375

Novelis Corp., 6.25%, 8/15/24(2)		625	652,344

Teck Resources, Ltd., 8.50%, 6/1/24(2)		130	139,106

			$6,127,322

Multi-Utilities — 0.5%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(8)		425	$434,282

Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	1,203,816

			$1,638,098

Oil, Gas & Consumable Fuels — 5.0%

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		105	$108,019

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		24	25,140

Antero Resources Corp., 5.375%, 11/1/21		1,000	1,011,250

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(2)		342	335,160

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(2)	505	$555,500

Berry Petroleum Co., LLC, 7.00%, 2/15/26(2)	115	113,706

Canbriam Energy, Inc., 9.75%, 11/15/19(2)	305	242,475

Centennial Resource Production, LLC, 6.875%, 4/1/27(2)	284	295,005

Cheniere Energy Partners, L.P., 5.25%, 10/1/25	235	240,581

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	110	107,525

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	120	122,250

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(2)	720	713,700

CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	256	261,440

Denbury Resources, Inc., 9.00%, 5/15/21(2)	24	24,480

Diamondback Energy, Inc., 4.75%, 11/1/24	60	61,500

Diamondback Energy, Inc., 5.375%, 5/31/25	140	146,475

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(2)	155	162,363

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(2)	205	219,350

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(8)	392	339,570

Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(5)	455	435,724

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(2)	105	93,975

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(2)	367	302,775

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(2)	195	176,475

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(2)	360	294,300

Gulfport Energy Corp., 6.00%, 10/15/24	49	43,212

Gulfport Energy Corp., 6.625%, 5/1/23	350	338,625

Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(2)	3	3,038

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(2)	255	261,056

Jagged Peak Energy, LLC, 5.875%, 5/1/26	47	47,411

Matador Resources Co., 5.875%, 9/15/26	370	374,625

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(2)	275	253,000

Murphy Oil USA, Inc., 5.625%, 5/1/27	65	67,925

Murphy Oil USA, Inc., 6.00%, 8/15/23	500	513,750

Nabors Industries, Inc., 5.75%, 2/1/25	67	61,305

Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	1,225	1,240,312

Newfield Exploration Co., 5.625%, 7/1/24	65	71,085

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Nine Energy Service, Inc., 8.75%, 11/1/23(2)	110	$114,125

Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(8)	862	8,619

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(2)	75	76,031

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(2)	140	143,360

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(2)	137	140,768

Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(2)	150	155,906

PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	103,375

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	588	607,845

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(8)	710	681,043

Precision Drilling Corp., 6.50%, 12/15/21	9	9,486

Precision Drilling Corp., 7.125%, 1/15/26(2)	75	75,750

Precision Drilling Corp., 7.75%, 12/15/23	10	10,450

QEP Resources, Inc., 5.625%, 3/1/26	63	59,168

Seven Generations Energy, Ltd., 5.375%, 9/30/25(2)	255	248,306

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(2)	440	433,400

SM Energy Co., 5.625%, 6/1/25	85	80,113

SM Energy Co., 6.125%, 11/15/22	326	330,890

SM Energy Co., 6.625%, 1/15/27	155	146,863

SM Energy Co., 6.75%, 9/15/26	147	141,488

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	145	147,719

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	155	163,573

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(2)	102	109,523

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(2)	203	219,747

Teleflex, Inc., 4.625%, 11/15/27	160	159,800

Transocean Guardian, Ltd., 5.875%, 1/15/24(2)	165	171,163

Transocean Pontus, Ltd., 6.125%, 8/1/25(2)	113	117,369

Transocean Poseidon, Ltd., 6.875%, 2/1/27(2)	51	54,443

Transocean, Inc., 7.25%, 11/1/25(2)	228	226,575

Transocean, Inc., 7.50%, 1/15/26(2)	84	83,160

Weatherford International, Ltd., 8.25%, 6/15/23	40	27,800

Weatherford International, Ltd., 9.875%, 2/15/24	95	66,975

Whiting Petroleum Corp., 5.75%, 3/15/21	135	139,010

Whiting Petroleum Corp., 6.25%, 4/1/23	17	17,446

Whiting Petroleum Corp., 6.625%, 1/15/26	139	138,829

WildHorse Resource Development Corp., 6.875%, 2/1/25	502	506,392

		$15,580,592

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Paper & Forest Products — 0.0%(1)

Mercer International, Inc., 5.50%, 1/15/26		70	$69,475

			$69,475

Pharmaceuticals — 1.1%

Bausch Health Cos., Inc., 5.50%, 3/1/23(2)		113	$113,847

Bausch Health Cos., Inc., 5.50%, 11/1/25(2)		129	132,508

Bausch Health Cos., Inc., 5.75%, 8/15/27(2)		72	75,204

Bausch Health Cos., Inc., 5.875%, 5/15/23(2)		110	111,260

Bausch Health Cos., Inc., 6.125%, 4/15/25(2)		60	60,900

Bausch Health Cos., Inc., 6.50%, 3/15/22(2)		155	160,619

Bausch Health Cos., Inc., 7.00%, 3/15/24(2)		281	296,806

Bausch Health Cos., Inc., 8.50%, 1/31/27(2)		422	460,771

Bausch Health Cos., Inc., 9.00%, 12/15/25(2)		245	272,256

Bausch Health Cos., Inc., 9.25%, 4/1/26(2)		105	117,075

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(2)		270	272,025

Rossini S.a.r.l., 6.25%, (3 mo. EURIBOR + 6.25%), 10/30/25(6)(9)	EUR	385	443,687

Rossini S.a.r.l., 6.75%, 10/30/25(6)	EUR	330	400,384

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(2)		198	208,395

Vizient, Inc., 6.25%, 5/15/27(2)(7)		67	69,513

Vizient, Inc., 10.375%, 3/1/24(2)		125	134,856

			$3,330,106

Pipelines — 0.9%

Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	$110,709

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		70	71,708

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(2)		242	248,348

Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	248,400

Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	191,038

Cheniere Energy Partners, L.P., 5.625%, 10/1/26(2)		215	222,624

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(2)		190	189,525

Energy Transfer Operating, L.P., 5.875%, 1/15/24		15	16,389

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(8)		504	480,456

EnLink Midstream, LLC, 5.375%, 6/1/29		166	166,837

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(2)		123	123,000

Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(2)		60	62,867

Security	Principal Amount* (000’s omitted)	Value

Pipelines (continued)

NGPL PipeCo, LLC, 4.375%, 8/15/22(2)	50	$51,500

Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(2)	490	501,637

Williams Cos., Inc. (The), 5.75%, 6/24/44	85	92,761

		$2,777,799

Real Estate Investment Trusts — 0.1%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco LLC, 5.75%, 5/15/26(2)(7)	287	$293,099

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	67	68,507

		$361,606

Real Estate Investment Trusts (REITs) — 0.2%

ESH Hospitality, Inc., 5.25%, 5/1/25(2)	160	$161,000

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(2)	517	520,878

		$681,878

Real Estate Management & Development — 0.4%

AT Securities B.V., 5.25% to 7/21/23(5)(6)(8)	1,250	$1,200,781

		$1,200,781

Semiconductors & Semiconductor Equipment — 0.1%

NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(2)	200	$204,162

		$204,162

Software — 0.3%

Camelot Finance SA, 7.875%, 10/15/24(2)	405	$428,288

j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(2)	255	267,431

Symantec Corp., 5.00%, 4/15/25(2)	74	75,519

Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(2)	200	183,500

		$954,738

Specialty Retail — 0.1%

Entegris, Inc., 4.625%, 2/10/26(2)	77	$77,385

Party City Holdings, Inc., 6.125%, 8/15/23(2)	110	111,925

Party City Holdings, Inc., 6.625%, 8/1/26(2)	105	104,346

		$293,656

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Technology Hardware, Storage & Peripherals — 0.3%

Dell International, LLC/EMC Corp., 5.45%, 6/15/23(2)		135	$144,122

Dell International, LLC/EMC Corp., 5.875%, 6/15/21(2)		205	208,838

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(2)		315	341,475

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(2)		210	222,170

Seagate HDD Cayman, 4.75%, 1/1/25		25	24,423

			$941,028

Telecommunications — 1.9%

CenturyLink, Inc., 6.75%, 12/1/23		282	$299,978

CommScope, Inc., 8.25%, 3/1/27(2)		488	528,260

DKT Finance ApS, 7.00%, 6/17/23(6)	EUR	175	213,257

eircom Finance DAC, 3.50%, 5/15/26(6)(7)	EUR	510	579,510

Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	146,444

Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	96,306

Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		30	27,188

Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(2)		200	209,250

Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(2)		216	214,245

Sable International Finance, Ltd., 5.75%, 9/7/27(2)		200	198,750

Sprint Capital Corp., 6.875%, 11/15/28		556	533,412

Sprint Corp., 7.875%, 9/15/23		1,858	1,936,965

T-Mobile USA, Inc., 4.50%, 2/1/26		155	156,226

T-Mobile USA, Inc., 4.75%, 2/1/28		170	172,125

Telecom Italia SpA, 5.303%, 5/30/24(2)		236	236,000

ViaSat, Inc., 5.625%, 4/15/27(2)		143	146,218

Wind Tre SpA, 5.00%, 1/20/26(2)		220	202,125

			$5,896,259

Toys, Games & Hobbies — 0.1%

Mattel, Inc., 6.75%, 12/31/25(2)		362	$363,018

			$363,018

Transportation — 0.5%

CMA CGM SA, 5.25%, 1/15/25(6)	EUR	127	$119,276

CMA CGM SA, 6.50%, 7/15/22(6)	EUR	650	694,958

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(2)		260	263,250

XPO Logistics, Inc., 6.125%, 9/1/23(2)		80	82,000

XPO Logistics, Inc., 6.50%, 6/15/22(2)		375	384,844

			$1,544,328

Water Utilities — 0.2%

Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(6)	GBP	475	$565,354

			$565,354

Security	Principal Amount* (000’s omitted)	Value

Wireless Telecommunication Services — 0.1%

Sprint Corp., 7.625%, 3/1/26	157	$157,243

Vodafone Group PLC, 7.00% to 1/4/29, 4/4/79(5)	145	152,599

		$309,842

Total Corporate Bonds & Notes (identified cost $112,466,690)		$112,574,407

Senior Floating-Rate Loans — 3.3%(12)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 6/9/23	$74	$73,494

TransDigm, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	132	131,450

		$204,944

Business Equipment and Services — 0.3%

EIG Investors Corp., Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$436	$436,876

Solera, LLC, Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	676	677,017

		$1,113,893

Cable and Satellite Television — 0.0%(1)

CSC Holdings, LLC, Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing 4/15/27	$152	$152,632

		$152,632

Containers and Glass Products — 0.4%

BWAY Holding Company, Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	$1,144	$1,132,186

		$1,132,186

Electronics / Electrical — 0.6%

Applied Systems, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$349	$348,910

Cortes NP Acquisition Corporation, Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	494	473,774

Infor (US), Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	260	260,325

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	$57	$57,416

SS&C Technologies, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	79	79,347

SS&C Technologies, Inc., Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	292	292,543

VeriFone Systems, Inc., Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	303	303,551

		$1,815,866

Financial Intermediaries — 0.1%

Navistar International Corporation, Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$284	$284,132

		$284,132

Food Products — 0.1%

HLF Financing S.a.r.l., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$294	$294,993

		$294,993

Health Care — 0.3%

Acadia Healthcare Company, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$59	$58,706

Kinetic Concepts, Inc., Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	24	24,041

MPH Acquisition Holdings, LLC, Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	57	56,429

National Mentor Holdings, Inc., Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	308	309,494

National Mentor Holdings, Inc., Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	19	19,061

Press Ganey Holdings, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	355	355,563

Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	285	286,287

		$1,109,581

Home Furnishings — 0.0%(1)

Hillman Group, Inc. (The), Term Loan, Maturing 5/31/25(13)	$116	$114,623

		$114,623

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance — 0.5%

Asurion, LLC, Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,221	$1,247,858

Sedgwick Claims Management Services, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	290	289,864

		$1,537,722

Lodging and Casinos — 0.1%

Stars Group Holdings B.V. (The), Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	$205	$206,009

		$206,009

Radio and Television — 0.1%

iHeartCommunications, Inc., Term Loan, 0.00%, Maturing 7/30/19(10)	$272	$201,620

iHeartCommunications, Inc., Term Loan, 0.00%, Maturing 1/30/20(10)	136	101,263

		$302,883

Steel — 0.3%

Big River Steel, LLC, Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$172	$173,668

GrafTech Finance, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	754	754,868

		$928,536

Telecommunications — 0.2%

CenturyLink, Inc., Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$423	$420,947

Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(14)	110	110,687

		$531,634

Utilities — 0.2%

TEX Operations Co., LLC, Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$492	$493,815

		$493,815

Total Senior Floating-Rate Loans (identified cost $10,187,722)		$10,223,449

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.7%
Security	Shares	Value

Equity Funds — 0.7%

First Trust Preferred Securities and Income ETF	80,000	$1,540,800

iShares MSCI Japan ETF	3,936	218,133

SPDR S&P 500 ETF Trust	2,116	622,147

Total Exchange-Traded Funds (identified cost $2,363,694)		$2,381,080

Miscellaneous — 0.0%
Security	Principal Amount	Value

Telecommunications — 0.0%

Avaya, Inc., Escrow Certificates(3)(15)	$200,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 0.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(16)	2,547,398	$2,547,398

Total Short-Term Investments (identified cost $2,547,379)		$2,547,398

Total Investments — 97.9% (identified cost $286,540,969)		$306,819,109

Other Assets, Less Liabilities — 2.1%		$6,485,251

Net Assets — 100.0%		$313,304,360

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $59,128,715 or 18.9% of the Portfolio’s net assets.

(3)	Non-income producing security.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $24,335,568 or 7.8% of the Portfolio’s net assets.

(7)	When-issued security.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(13)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(14)	Fixed-rate loan.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

29	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	56.2%	$172,389,814

United Kingdom	8.2	25,052,965

France	6.4	19,558,175

Germany	4.9	14,912,917

Switzerland	3.7	11,263,461

Canada	3.2	9,906,794

Sweden	2.7	8,370,590

Japan	2.5	7,756,093

Spain	2.3	7,023,960

Netherlands	2.2	6,868,518

Luxembourg	1.6	4,951,386

Italy	1.6	4,948,743

Denmark	0.5	1,553,292

Australia	0.5	1,453,503

Ireland	0.4	1,298,942

Finland	0.4	1,115,863

Belgium	0.4	1,101,026

Hong Kong	0.3	940,605

Zambia	0.3	907,294

United Arab Emirates	0.3	853,625

Taiwan	0.2	788,278

New Zealand	0.2	753,491

Mexico	0.1	406,925

Portugal	0.1	253,150

Brazil	0.0 (1)	8,619

Exchange-Traded Funds	0.8	2,381,080

Total Investments	100.0%	$306,819,109

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	187	Long	6/21/19	$27,568,475	$1,464,676

OMX Stockholm 30 Index	100	Short	5/17/19	(1,759,104)	(56,933)

STOXX Europe 600 Banks Index	500	Short	6/21/19	(4,091,039)	(140,111)

STOXX Europe 600 Index	483	Short	6/21/19	(10,482,535)	(529,685)

STOXX Europe 600 Insurance Index	625	Short	6/21/19	(10,497,480)	(607,703)

					$130,244

OMX Stockholm 30 Index:  Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

STOXX Europe 600 Banks Index:  Index composed of companies from the European banks sector.

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

STOXX Europe 600 Index:  Represents large, mid and small capitalization companies across 17 countries of the European region.

STOXX Europe 600 Insurance Index:  Index composed of companies from the European insurance sector.

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

31	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $283,993,590)	$304,271,711

Affiliated investment, at value (identified cost, $2,547,379)	2,547,398

Cash	33,150

Foreign currency, at value (identified cost, $1,193,393)	1,195,911

Interest and dividends receivable	2,326,604

Dividends receivable from affiliated investment	1,032

Receivable for investments sold	7,060,780

Receivable for variation margin on open financial futures contracts	93,308

Tax reclaims receivable	2,304,501

Total assets	$319,834,395

Liabilities

Payable for investments purchased	$4,590,957

Payable for when-issued securities	1,671,880

Payable to affiliates:

Investment adviser fee	166,761

Trustees’ fees	1,426

Accrued expenses	99,011

Total liabilities	$6,530,035

Net Assets applicable to investors’ interest in Portfolio	$313,304,360

32	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $602,380)	$5,957,875

Interest (net of foreign taxes, $5,552)	3,753,476

Dividends from affiliated investment	51,766

Total investment income	$9,763,117

Expenses

Investment adviser fee	$997,397

Trustees’ fees and expenses	8,705

Custodian fee	88,353

Legal and accounting services	28,583

Miscellaneous	20,316

Total expenses	$1,143,354

Net investment income	$8,619,763

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(5,286,904)

Investment transactions — affiliated investment	596

Financial futures contracts	(639,063)

Foreign currency transactions	(65,566)

Net realized loss	$(5,990,937)

Change in unrealized appreciation (depreciation) —

Investments	$19,658,670

Investments — affiliated investment	237

Financial futures contracts	130,244

Foreign currency	(8,067)

Net change in unrealized appreciation (depreciation)	$19,781,084

Net realized and unrealized gain	$13,790,147

Net increase in net assets from operations	$22,409,910

33	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$8,619,763	$12,297,508

Net realized gain (loss)	(5,990,937)	9,137,041 (1)

Net change in unrealized appreciation (depreciation)	19,781,084	(23,312,588)

Net increase (decrease) in net assets from operations	$22,409,910	$(1,878,039)

Capital transactions —

Contributions	$2,282,184	$11,555,928

Withdrawals	(34,955,045)	(50,914,402)

Portfolio transaction fee	130,144	197,464

Net decrease in net assets from capital transactions	$(32,542,717)	$(39,161,010)

Net decrease in net assets	$(10,132,807)	$(41,039,049)

Net Assets

At beginning of period	$323,437,167	$364,476,216

At end of period	$313,304,360	$323,437,167

(1)	Includes $447,006 of net realized gains from redemptions in-kind.

34	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2016(1)
Ratios/Supplemental Data			2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.75	%(2)	0.75%	0.75%	0.80	%(2)

Net investment income	5.62	%(2)	3.47%	4.56%	3.75	%(2)

Portfolio Turnover	52	%(3)	102%	143%	66	%(3)

Total Return	7.76	%(3)	(1.00)%	15.99%	3.65	%(3)

Net assets, end of period (000’s omitted)	$313,304		$323,437	$364,476	$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

35	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 98.0% and 2.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

36

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such

37

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Effective May 1, 2019, pursuant to a fee reduction agreement between the Portfolio and BMR, the annual investment adviser fee rate on average daily net assets up to $500 million was reduced to 0.55%. The annual fee rate was also reduced on average daily net assets of $500 million and over. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $997,397 or 0.65% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp. (EVC), a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $156,784,933 and $184,357,921, respectively, for the six months ended April 30, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$287,139,687

Gross unrealized appreciation	$27,260,947

Gross unrealized depreciation	(7,451,281)

Net unrealized appreciation	$19,809,666

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

38

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy. The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Futures contracts	$1,464,676	$(1,334,432)

(1)

Amount represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(639,063)	$130,244

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$13,836,000	$13,597,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

39

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Communication Services	$11,730,361	$3,203,325		$—	$14,933,686

Consumer Discretionary	8,531,128	10,646,736		—	19,177,864

Consumer Staples	3,719,955	7,277,974		—	10,997,929

Energy	6,644,396	1,262,679		—	7,907,075

Financials	14,577,056	24,897,111		—	39,474,167

Health Care	12,527,488	8,234,092		—	20,761,580

Industrials	10,591,245	15,907,521		—	26,498,766

Information Technology	11,081,882	5,526,800		—	16,608,682

Materials	933,101	7,448,916		—	8,382,017

Real Estate	3,655,282	—		—	3,655,282

Utilities	4,732,960	3,138,255		—	7,871,215

Total Common Stocks	$88,724,854	$87,543,409	**	$—	$176,268,263

Preferred Stocks

Consumer Staples	$—	$518,786		$—	$518,786

Energy	624,853	—		—	624,853

Financials	464,543	118,190		—	582,733

Real Estate	464,871	—		—	464,871

Utilities	633,269	—		—	633,269

Total Preferred Stocks	$2,187,536	$636,976		$—	$2,824,512

40

Global Income Builder Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$112,574,407	$—	$112,574,407

Senior Floating-Rate Loans	—	10,223,449	—	10,223,449

Exchange-Traded Funds	2,381,080	—	—	2,381,080

Miscellaneous	—	—	0	0

Short-Term Investments	—	2,547,398	—	2,547,398

Total Investments	$93,293,470	$213,525,639	$0	$306,819,109

Futures Contracts	$1,464,676	$—	$—	$1,464,676

Total	$94,758,146	$213,525,639	$—	$308,283,785

Liability Description

Futures Contracts	$(1,277,499)	$(56,933)	$—	$(1,334,432)

Total	$(1,277,499)	$(56,933)	$—	$(1,334,432)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

41

Eaton Vance

Global Income Builder Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

42

Eaton Vance

Global Income Builder Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Income Builder Fund (the “Fund”), as well as the investment advisory agreement between Global Income Builder Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and

43

Eaton Vance

Global Income Builder Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board considered the fact that, following discussions with the Contract Review Committee, the Adviser committed to permanently reduce fees of the Fund and the Portfolio in an agreed upon amount, each such reduction to be effective May 1, 2019.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board

44

Eaton Vance

Global Income Builder Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

45

Eaton Vance

Global Income Builder Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

47

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019